Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Property, plant and equipment
10.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2022	31 December 2021
Property, plant and equipment owned	24 059	24 459
Property, plant and equipment leased (right-of-use assets)	2 261	2 219

Total property, plant and equipment	26 320	26 678

	30 June 2022				31 December 2021
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 374	35 907	2 462	50 742	48 993
Effect of movements in foreign exchange	(127)	(502)	10	(619)	(1 616)
Acquisitions	2	607	1 063	1 671	4 739
Acquisitions through business combinations	—	—	—	—	2
Disposals through sale and derecognition	(98)	(544)	—	(642)	(1 301)
Disposals through the sale of subsidiaries	(6)	(3)	—	(9)	(51)
Transfer (to)/from other asset categories and other movements 1	242	1 181	(1 228)	195	(23)

Balance at end of the period	12 386	36 647	2 306	51 339	50 742

Depreciation and impairment losses
Balance at end of previous year	(4 292)	(21 992)	—	(26 286)	(24 802)
Effect of movements in foreign exchange	73	339	—	412	813
Depreciation	(199)	(1 556)	—	(1 755)	(3 384)
Disposals through sale and derecognition	35	506	—	541	1 168
Disposals through the sale of subsidiaries	3	5	—	9	46
Impairment losses	(2)	(67)	—	(68)	(183)
Transfer to/(from) other asset categories and other movements 1	(9)	(123)	—	(132)	57

Balance at end of the period	(4 391)	(22 886)	—	(27 280)	(26 286)

Carrying amount
at 31 December 2021	8 082	13 915	2 462	24 459	24 459
at 30 June 2022	7 995	13 760	2 306	24 059	—
As at 30 June 2022 and 31 December 2021 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 725m US dollar as at 30 June 2022 compared t
o 449m
US dollar as at 31 December 2021.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 1 939m US dollar in 2022 compared to 2 104m
US dollar for the same period last year. Out of the total 2022 capital expenditures approximately 32% was used to improve the company’s production facilities while 49% was used for logistics and commercial investments and 19% for improving administrative capabilities and for the purchase of hardware and software.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	30 June 2022
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at June 30	1 655	607	2 261
Depreciation for the period ended June 30	(189)	(25)	(214)

	31 December 2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)
Additions to
right-of-use
assets for the
six-month
period ended 30 June 2022 were 301m US dollar (30 June 2021: 347m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.